As filed with the Securities and Exchange Commission on 12/5/13

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22790

DoubleLine Equity Funds

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

President

DoubleLine Equity Funds

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Item 1. Reports to Stockholders.

Semi-Annual Report

September 30, 2013

DoubleLine Equities Small Cap Growth Fund

DBESX (I-share)

DLESX (N-share)

DoubleLine Equities Growth Fund

DBEGX (I-share)

DLEGX (N-share)

DoubleLine Equities Technology Fund

DBETX (I-share)

DLETX (N-share)

DoubleLine Equity LP	333 S. Grand Avenue 18th Floor Los Angeles, California 90071 doubleline.com

Semi-Annual Report	September 30, 2013	3

President’s Letter

Dear Shareholder:

On behalf of the DoubleLine Equity Funds, I am pleased to deliver the Semi-Annual Report for the period ending September 30, 2013. On the following pages you will find specific information regarding each Fund’s operations and holdings. In addition, we discuss each Fund’s total return investment performance and the main drivers of that performance during the reporting period.

On April 1, 2013, we launched the DoubleLine Equities Small Cap Growth Fund (DBESX/DLESX). In addition, in September this year we more broadly made available the DoubleLine Equities Growth Fund (DBEGX/DLEGX), a multi-cap growth equities strategy. Lastly, we launched the DoubleLine Equities Technology Fund (DBETX/DLETX) on August 9, 2013 to employees, officers and Trustees of the Equity Funds and their family members; employees and officers of DoubleLine Equity LP or DoubleLine Group LP and their family members; and affiliates of DoubleLine Equity LP or DoubleLine Group LP. As we build out our equity platform we will look to more broadly launch the Fund.

If you have any questions regarding the DoubleLine Funds please don’t hesitate to call us at 877-DLine11 (877-354-6311), or visit our website www.doublelinefunds.com to hear our investment management team offer deeper insights and analysis on relevant capital market activity impacting investors today. We value the trust that you have placed with us, and we will continue to strive to offer thoughtful investment solutions to our shareholders.

Sincerely,

Ronald R. Redell, CFA

President

DoubleLine Equity Funds

November 1, 2013

4	DoubleLine Equity Funds

Financial Markets Highlights

Financial Markets Highlights:

The first two months of the second quarter can best be described as a “Goldilocks Market” – not too cold and not too hot. Corporate profits and macroeconomic data were good enough to allay any fears that the economy was stagnating or slipping back into recession. At the same time, the data was weak enough to ensure the indefinite continuation of the Federal Reserve’s (Fed’s) extremely accommodative policies. Throw into this mix the pro-inflationary policy pronouncements from Japan’s Prime Minister, Shinzo Abe, and a lack of international crises, and within the first two weeks of the quarter the S&P 500® Index was hitting all time highs, taking out the previous high set in November 2007. It is important to note the 2007 high was essentially par with the 2000 high. Finally, in nominal dollar terms, the S&P 500® Index is now positive on a trailing thirteen year basis.

In contrast to the first quarter of 2013, April and May performance rotated to the more cyclical, “risk-on” segments of the market. While stock performance in the first three months of the year was led by the most defensive and yield-focused sectors of the market (e.g. Utilities, Telecom, Staples), leadership rotated to sectors such as Financials, Consumer Discretionary, and Technology (within the S&P 500® Index) in April and May.

In mid-June, we swung to the “Anti-Goldilocks Market.” With Fed Chairman Ben Bernanke discussing a tapering of quantitative easing (QE), the market seemed to conclude the era of cheap money was over while fundamentals were not strong enough, on their own, to support capital market valuations. In the ensuing “risk-off” trade, which quickly became a liquidation trade for some poorly-positioned investors, equities fell along with harder-hit areas such as Emerging Markets (EM) Debt and mortgage Real Estate Investment Trusts (REITs). Not surprisingly, leadership rotated back to more defensive sectors, with Utilities and Telecom posting the best returns in the S&P 500® Index in June. The sell-off proved short-lived, with the S&P 500® Index trading sharply up in the last week of the quarter despite (or perhaps due to) the continued rapid rise in the 10-year U.S. Treasury yield.

As we entered July, the Fed had effectively put a short-term floor under the equity markets. Following Fed Chairman Ben Bernanke’s June 19, 2013 comments regarding the potential for a “tapering” of QE, the S&P 500® Index promptly experienced its biggest declines of the year. It took little more than a 5% decline in the S&P 500® Index, and admittedly much pain in the fixed income markets, for various Fed officials to hit the airwaves to step back from these comments. What is remarkable is how small a decline it took to lead the Fed to change its tune; a 5% or 6% correction in stocks is hardly an unusual or alarming occurrence.

With this foundation in place, the “Goldilocks Market” which began early in the second quarter continued apace in the third quarter, with the S&P 500® Index hitting all-time highs in mid-September. By “Goldilocks Market,” we mean a rising market in the context of an economy which is “not too cold” and “not too hot.” Throughout the third quarter, data continued to support the premise that the U.S. economy was expanding at a rate fast enough to keep the economy out of recession and fast enough to support current corporate profits (if not meaningful earnings growth). At the same time, indicators such as employment growth and inflation were not so strong as to suggest a rapid exit by the Fed from QE.

Generally, the more growth-oriented parts of the market outperformed during the quarter. For instance, the Russell Growth benchmarks outperformed the Russell Value benchmarks up and down the capitalization spectrum. We believe this is due to both increased optimism for 2014, as well as significant shortage of companies able to rapidly grow revenues in what remains a slow-growth economy. In the Technology sector and in smaller-capitalization stocks, the market is awarding a large premium to those (scarce) companies able to rapidly grow revenues. Similarly, the riskier and more cyclically-exposed parts of the market outperformed in the third quarter, with small cap stocks leading the way. Cyclically-exposed sectors Industrials, Consumer Discretionary and Materials were the three best performers in the S&P 500® Index, while the three most defensive (and yield-oriented) sectors Telecommunications, Utilities and Consumer Staples were the weakest performers.

As was the case in June, “taper talk” dominated the headlines in early September. In contrast to June, however, and somewhat counter-intuitively, the equity markets rose steadily in the 2  1⁄2 weeks leading up to the Fed announcement, only to steadily sell off in the balance of September following the announcement. Conventional wisdom holds that a “taper” will hurt risk assets, which is a view that September’s market activity does not support.

Semi-Annual Report	September 30, 2013	5

Management’s Discussion of Fund Performance

Management’s Discussion of Fund Performance:

DoubleLine Equities Small Cap Growth Fund

Since inception through September 30, 2013, the DoubleLine Equities Small Cap Growth Fund outperformed its benchmark, the Russell 2000® Growth Index. Security selection was best in Technology and Healthcare. In Technology, performance was led by Infoblox, Gigamon, and Elli Mae. In Healthcare, our best performers were Mako Surgical, Endologic, and Dexcom. MERGE healthcare was a drag on relative performance. Energy, Consumer Staples and Industrials also contributed positively to relative performance, although less than the sectors previously listed. Financials had a very small, but positive impact on relative performance. Consumer discretionary was the one sector that had a negative effect on the portfolio, with BJ Restaurants and Stage Stores contributing the most to that negative effect. We have sold Stage Stores while we have added to our position in BJ Restaurants.

Period ended 9-30-13	From 4-1-13 (inception) to 9-30-13 (Not annualized)
I-Share	26.20%
N-Share	26.00%
Russell 2000® Growth Index	18.72%

DoubleLine Equities Growth Fund

Since inception through September 30, 2013, the DoubleLine Equities Growth Fund outperformed its benchmark, the S&P 500® Index. Over the six months since the launch of the DoubleLine Equities Fund complex, the more cyclical, growth-oriented sectors within the S&P 500® Index have had the best performance. Underperforming sectors have been the yield-oriented sectors perceived as “less risky” such as Utilities, Telecommunications and Consumer Staples. Consumer Discretionary, Industrials, Materials and Financials have been the best performing sectors. Within the DoubleLine Equities Growth Fund, over 10% of outperformance was driven by strong security selection both in sectors that did well within the S&P 500® Index benchmark (e.g. Technology and Consumer Discretionary), as well as in some sectors that were underperformers in the S&P 500® Index (e.g. Energy and Consumer Staples). Overall, over 85% of our outperformance was due to security selection, and the balance was due to sector allocation.

Financials and Industrials were the only two sectors that contributed negatively to relative performance. Industrial performance was a very slight negative contributor. Financial Services was a drag on relative performance due to both ACE Ltd and T. Rowe Price.

The Technology sector was the greatest positive contributor to relative performance, led by strong performance from Facebook, LinkedIn, Workday, Alliance Data Systems and ARM Holdings. Only two names were negative contributors in Technology: Palo Alto Networks and F5 Networks. Energy, which was an underperforming sector in the S&P 500® Index, was our second best sector with strong performance from Lufkin (which was acquired by GE), Oceaneering, Core Labs and Continental Resources.

Consumer Staples, another benchmark underperformer, added to relative performance due to strong returns from Whole Foods Market. Finally, Healthcare contributed positively to relative performance due to Onyx (acquired) and Celgene. Intuitive Surgical and Varian were drags on relative performance.

Period ended 9-30-13	From 4-1-13 (inception) to 9-30-13 (Not annualized)
I-Share	17.80%
N-Share	17.70%
S&P 500® Index	8.79%

6	DoubleLine Equity Funds

DoubleLine Equities Technology Fund

Since inception through September 30, 2013, the DoubleLine Equities Technology Fund outperformed its benchmark, the Merrill Lynch 100 Technology Index. The Fund’s outperformance relative to the benchmark was due to security selection in the Technology sector. While there were several holdings (including Palo Alto Networks, Aruba Networks, and Mellanox) that hurt relative performance, on balance our Technology holdings outperformed the Merrill Lynch 100 Technology Index benchmark. The greatest contributors to relative performance were Facebook, InfoBlox, ServiceNow, ARM Holdings, salesforce.com, Splunk and Qualys. Our healthcare technology holdings were a drag on relative performance, due to the underperformance of Intuitive Surgical and Tearlab. Our technology investments in the Energy and Consumer Discretionary sectors were largely neutral to relative performance.

Period ended 9-30-13	From 8-9-13 (inception) to 9-30-13 (Not annualized)
I-Share	5.70%
N-Share	5.70%
Merrill Lynch 100 Technology Index	3.84%

Past performance is not a guarantee of future results.

Opinions expressed herein are as of September 30, 2013 and are subject to change at any time, are not guaranteed and should not be considered investment advice.

The performance shown assumes the reinvestment of all dividends and distributions and does not reflect any reductions for taxes. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedules of Investments for a complete list of Fund holdings.

This report is for the information of shareholders of the Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus.

Mutual fund investing involves risk. Principal loss is possible. The DoubleLine Equities Small Cap Growth Fund, Equities Growth Fund and Equities Technology Fund may invest in foreign securities, which involve political, economic, and currency risks, greater volatility, and differences in accounting methods. These risks are greater for investments in emerging markets. The Funds may use certain types of exchange traded funds or investment derivatives. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. ETF investments involve additional risks such as the market price trading at a discount to its net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. The Funds invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Funds in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Equities may decline in value due to both real and perceived general market, economic and industry conditions. The Equities Technology Fund may concentrate investments in technology companies which may be highly volatile.

Merrill Lynch 100 Technology Index (MLO)—This index measures the performance of a cross section of large, actively traded technology stocks and ADRs (American depository receipts). This index is an equal-dollar weighted index composed of 100 stocks.

Semi-Annual Report	September 30, 2013	7

Management’s Discussion of Fund Performance  (Cont)

Russell 2000® Growth Index (RUO)—This index measures the performance of the small-cap segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher price-to-value ratios and higher forecasted growth values.

S&P 500® Index—This index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

A direct investment cannot be made in an index. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments.

The DoubleLine Equity Funds are distributed by Quasar Distributors, LLC.

DoubleLine® is a registered trademark of DoubleLine Capital LP.

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to a Fund and market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein.

DoubleLine has no obligation to provide revised assessments in the event of changed circumstances. While we have gathered this information from sources believed to be reliable, DoubleLine cannot guarantee the accuracy of the information provided. Securities discussed are not recommendations and are presented as examples of issue selection or portfolio management processes. They have been picked for comparison or illustration purposes only. No security presented within is either offered for sale or purchase. DoubleLine reserves the right to change its investment perspective and outlook without notice as market conditions dictate or as additional information becomes available.

Investment strategies may not achieve the desired results due to implementation lag, other timing factors, portfolio management decision making, economic or market conditions or other unanticipated factors. The views and forecasts expressed in this material are as of the date indicated, are subject to change without notice, may not come to pass and do not represent a recommendation or offer of any particular security, strategy, or investment. Past performance is no guarantee of future results.

8	DoubleLine Equity Funds

Schedule of Investments DoubleLine Equities Small Cap Growth Fund	(Unaudited) September 30, 2013

SHARES	SECURITY DESCRIPTION	VALUE $
COMMON STOCKS 102.5%

AEROSPACE & DEFENSE 3.6%
1,960	Astronics Corporation*	97,432
3,312	B/E Aerospace, Inc.*	244,491
3,180	Hexcel Corporation*	123,384

		465,307

AUTO COMPONENTS 3.0%
20,607	Gentherm, Inc. *	393,182

BIOTECHNOLOGY 6.0%
3,038	ACADIA Pharmaceuticals, Inc.*	83,454
9,243	Ariad Pharmaceuticals, Inc.*	170,070
8,488	Coronado Biosciences, Inc.*	59,586
3,856	Incyte Corporation Ltd.*	147,106
6,275	Neurocrine Biosciences, Inc.*	71,033
1,536	Ophthotech Corporation*	45,635
3,626	PTC Therapeutics, Inc.*	77,814
880	Puma Biotechnology, Inc.*	47,221
1,694	Sarepta Therapeutics, Inc.*	80,008

		781,927

BUILDING PRODUCTS 1.5%
4,071	Trex Company, Inc.*	201,637

CAPITAL MARKETS 6.5%
7,760	Artisan Partners Asset Management, Inc.	406,314
5,259	Greenhill & Company, Inc.	262,319
15,177	WisdomTree Investments, Inc.*	176,205

		844,838

COMMERCIAL BANKS 1.6%
2,484	SVB Financial Group*	214,543

COMMERCIAL SERVICES & SUPPLIES 3.1%
13,415	US Ecology, Inc.	404,194

COMMUNICATIONS EQUIPMENT 6.1%
24,212	Aruba Networks, Inc.*	402,887
8,576	Palo Alto Networks, Inc.*	392,952

		795,839

COMPUTERS & PERIPHERALS 1.3%
1,675	Stratasys Ltd.*	169,611

DIVERSIFIED FINANCIAL SERVICES 1.0%
2,181	MarketAxess Holdings, Inc.	130,947

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 3.4%
5,242	Cognex Corporation	164,389
6,530	FARO Technologies, Inc.*	275,370

		439,759

ENERGY EQUIPMENT & SERVICES 3.2%
2,411	Atwood Oceanics, Inc.*	132,701
3,416	Geospace Technologies Corporation*	287,969

		420,670

FOOD & STAPLES RETAILING 6.3%
7,878	Chefs’ Warehouse, Inc.*	181,982
3,585	Natural Grocers By Vitamin Cottage, Inc.*	142,325
3,268	Sprouts Farmers Market, Inc.*	145,067
5,271	United Natural Foods, Inc.*	354,316

		823,690

SHARES	SECURITY DESCRIPTION	VALUE $
FOOD PRODUCTS 3.8%
4,622	Annie’s, Inc.*	226,940
2,083	Hain Celestial Group, Inc.*	160,641
7,945	Lifeway Foods, Inc.	107,337

		494,918

HEALTH CARE EQUIPMENT & SUPPLIES 6.4%
4,642	DexCom, Inc.*	131,044
24,907	Endologix, Inc.*	401,749
8,431	Novadaq Technologies, Inc. (Canada)*	139,786
15,198	TearLab Corporation*	168,090

		840,669

HEALTH CARE PROVIDERS & SERVICES 1.0%
4,243	Health Net, Inc.*	134,503

HEALTH CARE TECHNOLOGY 1.0%
1,179	athenahealth, Inc.*	127,992

HOTELS, RESTAURANTS & LEISURE 5.5%
11,654	BJ’s Restaurants, Inc.*	334,703
7,607	Multimedia Games Holding Company, Inc.*	262,822
3,081	Noodles & Company*	131,466

		728,991

HOUSEHOLD DURABLES 0.8%
1,655	Harman International Industries, Inc.	109,611

INTERNET SOFTWARE & SERVICES 3.0%
2,473	Cornerstone OnDemand, Inc.*	127,211
3,894	Envestnet, Inc.*	120,714
2,178	SPS Commerce, Inc.*	145,752

		393,677

LIFE SCIENCES TOOLS & SERVICES 0.9%
5,220	Fluidigm Corporation*	114,527

MACHINERY 5.5%
949	Chart Industries, Inc.*	116,765
3,596	Nordson Corporation	264,774
2,048	RBC Bearings, Inc.*	134,943
2,347	WABCO Holdings, Inc.*	197,758

		714,240

METALS & MINING 2.8%
6,331	Carpenter Technology Corporation	367,894

OIL, GAS & CONSUMABLE FUELS 1.9%
1,748	Gulfport Energy Corporation*	112,466
2,178	Whiting Petroleum Corporation*	130,354

		242,820

PHARMACEUTICALS 1.3%
6,527	AcelRx Pharmaceuticals, Inc.*	70,296
3,946	Repros Therapeutics, Inc.*	105,753

		176,049

ROAD & RAIL 1.6%
2,320	Genesee & Wyoming, Inc.*	215,690

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.1%
13,227	Applied Micro Circuits Corporation*	170,628
5,887	Mellanox Technologies Ltd. (Israel)*	223,471
3,751	Veeco Instruments, Inc.*	139,650

		533,749

The accompanying notes are an integral part of these financial statements	Semi-Annual Report	September 30, 2013	9

Schedule of Investments DoubleLine Equities Small Cap Growth Fund (Cont)	(Unaudited) September 30, 2013

SHARES	SECURITY DESCRIPTION			VALUE $
SOFTWARE 8.9%
12,883	Ellie Mae, Inc.*			412,384
6,819	Gigamon, Inc.*			263,485
5,072	Infoblox, Inc.*			212,111
3,946	PROS Holdings, Inc.*			134,914
4,273	Qlik Technologies, Inc.*			146,308

				1,169,202

SPECIALTY RETAIL 2.8%
3,117	Restoration Hardware Holdings, Inc.*			197,462
5,521	Tile Shop Holdings, Inc.*			162,814

				360,276

TEXTILES, APPAREL & LUXURY GOODS 2.1%
5,076	Steven Madden Ltd.*			273,241

TRADING COMPANIES & DISTRIBUTORS 2.0%
3,376	DXP Enterprises, Inc.*			266,603

WIRELESS TELECOMMUNICATION SERVICES 0.5%
3,829	RingCentral, Inc.*			68,999

	Total Common Stocks (Cost $12,133,953)			13,419,795

SHORT TERM INVESTMENTS 1.0%
131,060	BlackRock Liquidity Funds FedFund Portfolio (a)	0.01%	♦	131,060

	Total Short Term Investments (Cost $131,060)			131,060

	Total Investments 103.5% (Cost $12,265,013)			13,550,855
	Liabilities in Excess of Other Assets (3.5)%			(457,403)

	NET ASSETS 100.0%			$13,093,452

INDUSTRY BREAKDOWN as a % of Net Assets:
Software	8.9%
Capital Markets	6.5%
Health Care Equipment & Supplies	6.4%
Food & Staples Retailing	6.3%
Communications Equipment	6.1%
Biotechnology	6.0%
Hotels, Restaurants & Leisure	5.5%
Machinery	5.5%
Semiconductors & Semiconductor Equipment	4.1%
Food Products	3.8%
Aerospace & Defense	3.6%
Electronic Equipment, Instruments & Components	3.4%
Energy Equipment & Services	3.2%
Commercial Services & Supplies	3.1%
Auto Components	3.0%
Internet Software & Services	3.0%
Metals & Mining	2.8%
Specialty Retail	2.8%
Textiles, Apparel & Luxury Goods	2.1%
Trading Companies & Distributors	2.0%
Oil, Gas & Consumable Fuels	1.9%
Commercial Banks	1.6%
Road & Rail	1.6%
Building Products	1.5%
Pharmaceuticals	1.3%
Computerts & Peripherals	1.3%
Diversified Financial Services	1.0%
Health Care Providers & Services	1.0%
Health Care Technology	1.0%
Short Term Investments	1.0%
Life Sciences Tools & Services	0.9%
Household Durables	0.8%
Wireless Telecommunication Services	0.5%
Other Assets and Liabilities	(3.5)%

100.0%

*	Non income producing

♦	Seven-day yield as of September 30, 2013

(a)	Institutional class shares

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

10	DoubleLine Equity Funds	The accompanying notes are an integral part of these financial statements

Schedule of Investments DoubleLine Equities Growth Fund	(Unaudited) September 30, 2013

SHARES	SECURITY DESCRIPTION	VALUE $
COMMON STOCKS 88.7%

AEROSPACE & DEFENSE 5.2%
491	B/E Aerospace, Inc.*	36,246
283	Precision Castparts Corporation	64,309

		100,555

BIOTECHNOLOGY 7.7%
387	BioMarin Pharmaceutical, Inc.*	27,949
367	Celgene Corporation*	56,492
838	Gilead Sciences, Inc.*	52,660
83	Pharmacyclics, Inc.*	11,489

		148,590

CAPITAL MARKETS 2.9%
775	T Rowe Price Group, Inc.	55,746

CHEMICALS 2.0%
362	Monsanto Company	37,782

COMMUNICATIONS EQUIPMENT 3.3%
1,399	Palo Alto Networks, Inc.*	64,102

COMPUTERS & PERIPHERALS 2.2%
90	Apple, Inc.	42,908

ELECTRICAL EQUIPMENT 1.5%
221	Roper Industries, Inc.	29,364

ENERGY EQUIPMENT & SERVICES 7.3%
235	Core Laboratories (Netherlands)	39,764
1,247	Frank’s International N.V. (Netherlands)*	37,323
761	Oceaneering International, Inc.	61,824

		138,911

FOOD & STAPLES RETAILING 4.9%
408	Costco Wholesale Corporation	46,969
810	Whole Foods Market, Inc.	47,385

		94,354

HEALTH CARE EQUIPMENT & SUPPLIES 1.8%
90	Intuitive Surgical, Inc.*	33,864

HEALTH CARE TECHNOLOGY 5.4%
526	athenahealth, Inc.*	57,103
900	Cerner Corporation*	47,295

		104,398

INSURANCE 3.8%
775	ACE Ltd. (Switzerland)	72,509

INTERNET & CATALOG RETAIL 3.9%
242	Amazon.com, Inc.*	75,659

INTERNET SOFTWARE & SERVICES 8.1%
1,135	Facebook, Inc.*	57,022
69	Google, Inc.*	60,438
152	LinkedIn Corporation*	37,401

		154,861

IT SERVICES 1.8%
166	Alliance Data Systems Corporation*	35,104

MACHINERY 2.4%
346	Cummins, Inc.	45,973

SHARES	SECURITY DESCRIPTION			VALUE $
OIL, GAS & CONSUMABLE FUELS 3.0%
540	Continental Resources, Inc.*			57,920

ROAD & RAIL 1.7%
297	Kansas City Southern			32,480

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.3%
1,710	ARM Holdings PLC (ADR) (United Kingdom)			82,285

SOFTWARE 6.1%
1,509	Salesforce.com, Inc.*			78,332
491	Workday, Inc.*			39,737

				118,069

SPECIALTY RETAIL 2.5%
1,011	CarMax, Inc.*			49,003

TEXTILES, APPAREL & LUXURY GOODS 4.1%
547	Lululemon Athletica, Inc.*			39,980
498	Under Armour, Inc.*			39,566

				79,546

TRADING COMPANIES & DISTRIBUTORS 2.8%
1,052	Fastenal Company			52,863

	Total Common Stocks (Cost $1,518,094)			1,706,846

SHORT TERM INVESTMENTS 21.5%
413,068	BlackRock Liquidity Funds FedFund Portfolio (a)	0.01%	♦	413,068

	Total Short Term Investments (Cost $413,068)			413,068

	Total Investments 110.2% (Cost $1,931,162)			2,119,914
	Liabilities in Excess of Other Assets (10.2)%			(196,357)

	NET ASSETS 100.0%			$1,923,557

INDUSTRY BREAKDOWN as a % of Net Assets:
Short Term Investments	21.5%
Internet Software & Services	8.1%
Biotechnology	7.7%
Energy Equipment & Services	7.3%
Software	6.1%
Health Care Technology	5.4%
Aerospace & Defense	5.2%
Food & Staples Retailing	4.9%
Semiconductors & Semiconductor Equipment	4.3%
Textiles, Apparel & Luxury Goods	4.1%
Internet & Catalog Retail	3.9%
Insurance	3.8%
Communications Equipment	3.3%
Oil, Gas & Consumable Fuels	3.0%
Capital Markets	2.9%
Trading Companies & Distributors	2.8%
Specialty Retail	2.5%
Machinery	2.4%
Computers & Peripherals	2.2%
Chemicals	2.0%
Health Care Equipment & Supplies	1.8%
IT Services	1.8%
Road & Rail	1.7%
Electrical Equipment	1.5%
Other Assets and Liabilities	(10.2)%

100.0%

*	Non-Income Producing
ADR	American Depositary Receipt
♦	Seven-day yield as of September 30, 2013
(a)	Institutional class shares

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and h+as been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements	Semi-Annual Report	September 30, 2013	11

Schedule of Investments DoubleLine Equities Technology Fund	(Unaudited) September 30, 2013

SHARES	SECURITY DESCRIPTION	VALUE $
COMMON STOCKS 97.0%

COMMUNICATIONS EQUIPMENT 8.9%
709	Aruba Networks, Inc.*	11,798
379	Palo Alto Networks, Inc.*	17,366
271	QUALCOMM, Inc.	18,254

		47,418

COMPUTERS & PERIPHERALS 4.9%
32	Apple, Inc.	15,256
107	Stratasys Ltd.*	10,835

		26,091

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 4.5%
344	Cognex Corporation	10,788
227	FARO Technologies, Inc.*	9,573
103	Universal Display Corporation*	3,299

		23,660

ENERGY EQUIPMENT & SERVICES 3.1%
202	Oceaneering International, Inc.	16,410

HEALTH CARE EQUIPMENT & SUPPLIES 6.5%
298	DexCom, Inc.*	8,413
636	Endologix, Inc.*	10,259
26	Intuitive Surgical, Inc.*	9,783
553	TearLab Corporation*	6,116

		34,571

INTERNET & CATALOG RETAIL 3.8%
64	Amazon.com, Inc.*	20,009

INTERNET SOFTWARE & SERVICES 19.7%
253	Akamai Technologies, Inc.*	13,080
267	Cornerstone OnDemand, Inc.*	13,734
32	CoStar Group, Inc.*	5,373
227	Envestnet, Inc.*	7,037
458	Facebook, Inc.*	23,011
20	Google, Inc.*	17,518
48	LinkedIn Corporation*	11,811
119	Rackspace Hosting, Inc.*	6,278
99	SPS Commerce, Inc.*	6,625

		104,467

IT SERVICES 3.9%
97	Alliance Data Systems Corporation*	20,513

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7.4%
547	ARM Holdings PLC (ADR) (United Kingdom)	26,322
214	Mellanox Technologies Ltd. (Israel)*	8,123
129	Veeco Instruments, Inc.*	4,803

		39,248

SHARES	SECURITY DESCRIPTION			VALUE $
SOFTWARE 34.3%
119	ANSYS, Inc.*			10,296
119	Concur Technologies, Inc.*			13,150
543	Ellie Mae, Inc.*			17,381
316	Gigamon, Inc.*			12,210
452	Infoblox, Inc.*			18,902
77	NetSuite, Inc.*			8,311
219	PROS Holdings, Inc.*			7,488
320	Qlik Technologies, Inc.*			10,957
480	Salesforce.com, Inc.*			24,916
348	ServiceNow, Inc.*			18,078
279	Splunk, Inc.*			16,751
64	Ultimate Software Group, Inc.*			9,434
176	Workday, Inc.*			14,244

				182,118

	Total Common Stocks (Cost $487,778)			514,505

SHORT TERM INVESTMENTS 15.7%
83,084	BlackRock Liquidity Funds FedFund Portfolio (a)	0.01%	♦	83,084

	Total Short Term Investments (Cost $83,084)			83,084

	Total Investments 112.7% (Cost $570,862)			597,589
	Liabilities in Excess of Other Assets (12.7)%			(67,541)

	NET ASSETS 100.0%			$530,048

INDUSTRY BREAKDOWN as a % of Net Assets:
Software	34.3%
Internet Software & Services	19.7%
Short Term Investments	15.7%
Communications Equipment	8.9%
Semiconductors & Semiconductor Equipment	7.4%
Health Care Equipment & Supplies	6.5%
Computers & Peripherals	4.9%
Electronic Equipment, Instruments & Components	4.5%
IT Services	3.9%
Internet & Catalog Retail	3.8%
Energy Equipment & Services	3.1%
Other Assets and Liabilities	(12.7)%

100.0%

*	Non-Income Producing

ADR	American Depositary Receipt

♦	Seven-day yield as of September 30, 2013

(a)	Institutional class shares

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

12	DoubleLine Equity Funds	The accompanying notes are an integral part of these financial statements

Statements of Assets and Liabilities	(Unaudited) September 30, 2013

	DoubleLine Equities Small Cap Growth Fund	DoubleLine Equities Growth Fund	DoubleLine Equities Technology Fund

ASSETS
Investments in Securities, at Value*	$13,419,795	$1,706,846	$514,505
Short-term Securities*	131,060	413,068	83,084
Receivable for Investments Sold	146,657	34,500	9,577
Receivable for Fund Shares Sold	64,114	18,235	—
Investment Advisory Fees Receivable	24,241	33,686	24,297
Prepaid Expenses and Other Assets	1,216	20,914	—
Interest and Dividends Receivable	—	609	47
Total Assets	13,787,083	2,227,858	631,510

LIABILITIES
Payable for Fund Shares Redeemed	346,101	—	—
Payable for Investments Purchased	286,481	275,268	61,102
Accrued Expenses	35,645	15,922	31,451
Transfer Agent Expenses Payable	12,857	11,998	8,460
Administration, Fund Accounting and Custodian Fees Payable	8,126	962	257
Registration Fees Payable	2,660	93	185
Distribution Fees Payable	1,761	58	7
Total Liabilities	693,631	304,301	101,462
Net Assets	$13,093,452	$1,923,557	$530,048

NET ASSETS CONSIST OF:
Paid-in Capital	$11,506,546	$1,708,000	$503,050
Undistributed (Accumulated) Net Investment Income (Loss)	(34,096)	(3,444)	(560)
Accumulated Net Realized Gain (Loss)	335,160	30,249	831
Net Unrealized Appreciation (Depreciation) on Investments in Securities	1,285,842	188,752	26,727
Net Assets	$13,093,452	$1,923,557	$530,048

*Identified Cost:
Investments in Securities	$12,133,953	$1,518,094	$487,778
Short-term Securities	$131,060	$413,068	$83,084

Class I (unlimited shares authorized):
Net Assets	$4,494,254	$1,482,474	$508,917
Shares Outstanding	356,234	125,861	48,147
Net Asset Value, Offering and Redemption Price per Share	$12.62	$11.78	$10.57

Class N (unlimited shares authorized):
Net Assets	$8,599,198	$441,083	$21,131
Shares Outstanding	682,495	37,482	2,000
Net Asset Value, Offering and Redemption Price per Share	$12.60	$11.77	$10.57

The accompanying notes are an integral part of these financial statements	Semi-Annual Report	September 30, 2013	13

Statements of Operations	(Unaudited) Period Ended September 30, 2013

	DoubleLine Equities Small Cap Growth Fund[1]	DoubleLine Equities Growth Fund[1]	DoubleLine Equities Technology Fund[2]

INVESTMENT INCOME
Income:
Dividends	$11,509	$3,435	$170
Interest	15	—	—
Total Investment Income	11,524	3,435	170
Expenses:
Professional Fees	61,734	59,905	13,629
Investment Advisory Fees	31,781	5,196	558
Shareholder Reporting Expenses	30,673	34,073	7,223
Registration Fees	28,965	14,060	7,800
Transfer Agent Expenses	22,991	20,572	8,460
Trustees’ Fees and Expenses	17,197	6,570	516
Administration, Fund Accounting and Custodian Fees	11,943	1,360	257
Miscellaneous Expenses	6,840	6,840	2,372
Distribution Fees - Class N	5,011	59	7
Insurance Expenses	1,368	435	255
Total Expenses	218,503	149,070	41,077
Less: Fees Waived	(172,883)	(142,191)	(40,347)
Net Expenses	45,620	6,879	730

Net Investment Income	(34,096)	(3,444)	(560)

REALIZED & UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on Investments in Securities	335,160	30,249	831
Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	1,285,842	188,752	26,727
Net Realized and Unrealized Gain (Loss)	1,621,002	219,001	27,558

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,586,906	$215,557	$26,998

[1]	Commencement of operations on April 1, 2013.
[2]	Commencement of operations on August 9, 2013.

14	DoubleLine Equity Funds	The accompanying notes are an integral part of these financial statements

Statements of Changes in Net Assets	(Unaudited) Period Ended September 30, 2013

	DoubleLine Equities Small Cap Growth Fund[1]	DoubleLine Equities Growth Fund[1]	DoubleLine Equities Technology Fund[2]

OPERATIONS
Net Investment Income	$(34,096)	$(3,444)	$(560)
Net Realized Gain (Loss)	335,160	30,249	831
Net Change in Unrealized Appreciation (Depreciation)	1,285,842	188,752	26,727
Net Increase (Decrease) in Net Assets Resulting from Operations	1,586,906	215,557	26,998

NET SHARE TRANSACTIONS
Class I	3,771,333	1,272,926	483,050
Class N	7,735,213	435,074	20,000
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	11,506,546	1,708,000	503,050

Total Increase (Decrease) in Net Assets	$13,093,452	$1,923,557	$530,048

NET ASSETS
Beginning of Period	$—	$—	$—
End of Period	$13,093,452	$1,923,557	$530,048

Accumulated (Undistributed) Net Investment Income (Loss)	$(34,096)	$(3,444)	$(560)

[1]	Commencement of operations on April 1, 2013.
[2]	Commencement of operations on August 9, 2013.

The accompanying notes are an integral part of these financial statements	Semi-Annual Report	September 30, 2013	15

Financial Highlights	(Unaudited) Period Ended September 30, 2013

	DoubleLine Equities Small Cap Growth Fund[1]				DoubleLine Equities Growth Fund[1]				DoubleLine Equities Technology Fund[2]
	Class I		Class N		Class I		Class N		Class I		Class N

Net Asset Value, Beginning of Period	$10.00		$10.00		$10.00		$10.00		$10.00		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)[5]	(0.04)		(0.06)		(0.02)		(0.03)		(0.01)		(0.01)
Net Gain (Loss) on Investments (Realized and Unrealized)	2.66		2.66		1.80		1.80		0.58		0.58
Total from Investment Operations	2.62		2.60		1.78		1.77		0.57		0.57
Net Asset Value, End of Period	$12.62		$12.60		$11.78		$11.77		$10.57		$10.57
Total Return	26.20%		26.00%		17.80%		17.70%		5.70%		5.70%

Supplemental Data:
Net Assets, End of Period (000’s)	$4,494		$8,599		$1,482		$441		$509		$21
Ratios to Average Net Assets:
Expenses Before Fees Waived[4]	6.05%		6.30%		22.94%		23.19%		62.56%		62.81%
Expenses After Fees Waiver[4]	1.15%		1.40%		1.05%		1.30%		1.10%		1.35%
Net Investment Income (Loss)[4]	(0.98%	)	(0.95%	)	(0.53%	)	(0.51%	)	(0.85%	)	(0.86%	)
Portfolio Turnover Rate[3]	59%		59%		26%		26%		0%		0%

[1]	Commencement of operations on April 1, 2013.
[2]	Commencement of operations on August 9, 2013.
[3]	Not annualized.
[4]	Annualized.
[5]	Calculated based on average shares outstanding during the period.

16	DoubleLine Equity Funds	The accompanying notes are an integral part of these financial statements

Notes to Financial Statements	(Unaudited) September 30, 2013

1.  Organization

DoubleLine Equity Funds, a Massachusetts business trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of three funds, DoubleLine Equities Small Cap Growth Fund, DoubleLine Equities Growth Fund and DoubleLine Equities Technology Fund (each a “Fund” and collectively the “Funds”). Each Fund offers two classes of shares, Class N shares and Class I shares. Shares of the DoubleLine Equities Technology Fund are only available for purchase by advisory clients of DoubleLine Equity LP and its affiliates; employees and officers of DoubleLine Equity LP and its affiliates and their family members; and DoubleLine Equity LP and its affiliates.

The DoubleLine Equities Small Cap Growth Fund and DoubleLine Equities Growth Fund commenced operations on April 1, 2013. The DoubleLine Equities Technology Fund commenced operations on August 9, 2013.

The DoubleLine Equities Small Cap Growth Fund, DoubleLine Equities Growth Fund and DoubleLine Equities Technology Fund’s investment objectives are to seek long-term capital appreciation.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Funds use end of period timing recognition to account for any transfers.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. As of September 30, 2013, the Funds did not hold any investment in private investment funds.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value. As of September 30, 2013, the Funds did not hold securities fair valued by the Valuation Committee.

Semi-Annual Report	September 30, 2013	17

Notes to Financial Statements (Cont.)	(Unaudited) September 30, 2013

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of September 30, 20131:

Category	DoubleLine Equities Small Cap Growth Fund	DoubleLine Equities Growth Fund	DoubleLine Equities Technology Fund
Investments in Securities
Level 1
Common Stock	$13,419,795	$1,706,846	$514,505
Money Market Funds	131,060	413,068	83,084
Total Level 1	13,550,855	2,119,914	597,589
Level 2	—	—	—
Level 3	—	—	—
Total	13,550,855	2,119,914	597,589

See	the Schedules of Investments for further disaggregation of investment categories.

[1]	There were no transfers into and out of Level 1, 2 or 3 during the period ended September 30, 2013.

B. Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes has been made.

The Funds may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.

The Funds have adopted financial reporting rules that require the Funds to analyze all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions. As of September 30, 2013 there are no open tax years and the Funds have no examinations in progress.

Management has analyzed the Funds’ tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the fiscal year-ended March 31, 2014. The Funds identify their major tax jurisdictions as U.S. Federal and the State of California. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

C. Security Transactions, Investment Income. Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

D. Dividends and Distributions to Shareholders. Dividends from the net investment income each Fund will be declared and paid at least annually. The Funds will distribute any net realized long or short-term capital gains at least annually. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed (accumulated) realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

E. Use of Estimates. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F. Share Valuation. The NAV per share of a class of shares of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, attributable to that class, minus all liabilities (including estimated accrued expenses) attributable to that class by the total number of shares of that class outstanding, rounded to the nearest cent. The Fund’s net asset value will not be calculated on the days on which the NYSE is closed for trading.

G. Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee and officer of the Fund is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

H. Other. Each share class of a Fund is charged for those expenses that are directly attributable to that share class. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or on another reasonable basis. Investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net assets of the classes.

18	DoubleLine Equity Funds

(Unaudited) September 30, 2013

3.  Related Party Transactions

DoubleLine Equity LP (the “Adviser”) provides the Funds with investment management services under an Investment Management Agreement (the “Agreement”). Under the Agreement, the Adviser manages the investment of the assets of each Fund, places orders for the purchase and sale of its portfolio securities and is responsible for the day-to-day management of the Trust’s business affairs. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.90%, 0.80%, and 0.85% of the average daily net assets of the DoubleLine Equities Small Cap Growth Fund, DoubleLine Equities Growth Fund and DoubleLine Equities Technology Fund, respectively. The Adviser has arrangements with DoubleLine Group LP to provide personnel and other resources.

The Adviser has contractually agreed to limit the DoubleLine Equities Small Cap Growth Fund’s ordinary operating expenses so that its ratio of such expenses to average net assets will not exceed 1.15% for the Class I shares and 1.40% for the Class N shares. The Adviser has contractually agreed to limit the DoubleLine Equities Growth Fund’s ordinary operating expenses so that its ratio of such expenses to average net assets will not exceed 1.05% for the Class I shares and 1.30% for the Class N shares. The Adviser has contractually agreed to limit the DoubleLine Equities Technology Fund’s ordinary operating expenses so that its ratio of such expenses to average net assets will not exceed 1.10% for the Class I shares and 1.35% for the Class N shares. For the purposes of the expense limitation agreement between the Adviser and the Funds, “ordinary operating expenses” excludes taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, acquired fund fees and expenses, and any extraordinary expenses. Each Fund’s expense limitation may be terminated during its term only by a majority vote of the disinterested Trustees of the Board.

The Adviser is permitted to be reimbursed for fee waivers and/or expense reimbursements it made to a Fund in the prior three fiscal years. Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees waived and/or expenses reimbursed. Any such reimbursement requested by the Adviser is subject to review and approval by the Board and will be subject to the Fund’s expense limitations in place when the fees were waived or the expenses were reimbursed.

The Adviser contractually waived a portion of its fees or reimbursed certain operating expenses and may recapture a portion of the amounts no later than the dates as stated below:

Year of Expiration	DoubleLine Equities Small Cap Growth Fund	DoubleLine Equities Growth Fund	DoubleLine Equities Technology Fund
March 31, 2017	$172,883	$142,191	$40,347

4.  Distribution, Sales Charge and Redemption Fees

Class N shares of the Funds make payments under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, each Fund compensates the Fund’s distributor for distribution and related services at an annual rate equal to 0.25% of the average daily net assets of the Fund attributable to its Class N shares. The fees may be used to pay the Fund’s distributor for distribution services and sales support services provided in connection with Class N shares.

5.  Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended September 30, 2013 were as follows:

	All Other		U.S. Government[1]
	Purchases at Cost	Sales or Maturity Proceeds	Purchases at Cost	Sales or Maturity Proceeds
DoubleLine Equities Small Cap Growth Fund	$15,638,588	$3,890,957	$—	$—
DoubleLine Equities Growth Fund	1,800,223	292,659	—	—
DoubleLine Equities Technology Fund	496,524	—	—	—

[1]	U.S. Government transactions are defined as those involving U.S. Treasury bills, bonds, and notes.

Semi-Annual Report	September 30, 2013	19

Notes to Financial Statements (Cont.)	(Unaudited) September 30, 2013

6.  Income Tax Information

The Funds did not have any distributions for the period ended September 30, 2013.

The cost basis of investments for federal income tax purposes as of September 30, 2013 is as follows (because tax adjustments are calculated annually, these amounts do not reflect tax adjustments as the Funds do not have a full fiscal year):

	DoubleLine Equities Small Cap Growth Fund	DoubleLine Equities Growth Fund	DoubleLine Equities Technology Fund
Tax cost of investments	$12,265,013	$1,931,162	$570,862
Gross tax unrealized appreciation	1,455,403	199,114	32,176
Gross tax unrealized depreciation	(169,561)	(10,362)	(5,449)
Net tax unrealized appreciation (depreciation)	1,285,842	188,752	26,727

7.  Share Transactions

Transactions in each Fund’s shares were as follows:

	DoubleLine Equities Small Cap Growth Fund		DoubleLine Equities Growth Fund		DoubleLine Equities Technology Fund
	Class I		Class I		Class I
	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	439,867	$4,745,457	128,361	$1,300,976	48,147	$483,050
Shares Redeemed	(83,633)	(974,124)	(2,500)	(28,050)	—	—
	356,234	$3,771,333	125,861	$1,272,926	48,147	$483,050
Beginning Shares	—		—		—
Ending Shares	356,234		125,861		48,147

	Class N		Class N		Class N
	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	784,857	$8,942,812	37,482	$435,074	2,000	$20,000
Shares Redeemed	(102,362)	(1,207,599)	—	—	—	—
	682,495	$7,735,213	37,482	$435,074	2,000	$20,000
Beginning Shares	—		—		—
Ending Shares	682,495		37,482		2,000

8.  Credit Facility

U.S. Bank, N.A. (the “Bank”) has made available to the Trust, along with another affiliated trust, an uncommitted, $450,000,000 credit facility for short term liquidity in connection with shareholder redemptions. Under the terms of the credit facility, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund. Fifty percent of the credit facility is available to all of the Funds, as well as the funds in the affiliated trust, on a first come, first served basis. The remaining 50% of the credit facility is allocated among the Funds and the funds in the affiliated trust in accordance with procedures adopted by the Board of Trustees. Borrowings under this credit facility bear interest at the Bank’s prime rate less 0.50% (weighted average rate of 2.75% for the period ended September 30, 2013).

As of September 30, 2013, the Funds’ credit facility activity is as follows:

	Average Borrowings	Maximum Amount Outstanding	Interest Expense
DoubleLine Equities Small Cap Growth Fund	$117,700	$283,000	$90

20	DoubleLine Equity Funds

(Unaudited) September 30, 2013

9.  Significant Shareholder Holdings

As of September 30, 2013, significant single affiliated shareholders owned shares of the Funds as follows:

	Shares	Percent of Total Outstanding Shares—Per Class	Percent of Total Outstanding Shares—Total Fund
DoubleLine Equities Small Cap Growth Fund—Class I	144,763	41%	14%
DoubleLine Equities Growth Fund—Class I	114,566	91%	70%
DoubleLine Equities Technology Fund—Class I	46,147	96%	92%
DoubleLine Equities Technology Fund—Class N	2,000	100%	4%

Investment activities of these shareholders could have a material affect on each Fund.

10.  Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read each Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•	cash position risk: to the extent that a Fund holds assets in cash, cash equivalents, and other short-term investments, the ability of the Fund to meet its objective may be limited.

•	concentration risk: concentrating investments in technology-related companies increases the risk of loss because the stocks of many or all of those companies may decline in value due to developments adversely affecting the industries in which they operate.

•	convertible securities risk: investing in convertible bonds and securities includes the risk that the issuer may default in the payment of principal and/or interest and the risk that the value of the investment may decline if interest rates rise.

•	depositary receipts risk: investments in depositary receipts may be less liquid than the underlying shares in their primary trading market.

•	derivatives risk: the risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase a Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing a Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•	emerging market country risk: the risk that investing in emerging markets will be subject to greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems than in many more developed countries.

•	equity issuer risk: the risk that the market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments denominated in foreign currencies.

•	foreign investing risk: the risk that a Fund’s investments will be affected by political, regulatory, and economic risks not present in domestic investments. In addition, when a Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate or restrict foreign exchange transactions.

•	growth securities risk: the risk that growth securities will be more sensitive to changes in current or expected earnings than other types of securities and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits.

•	investment company and exchange-traded fund risk: the risk that an investment company, including any exchange-traded fund (“ETF”), in which a Fund invests will not achieve its investment objective or execute its investment strategies effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. A Fund must pay its pro rata portion of an investment company’s fees and expenses.

•	large shareholder risk: the risk that certain account holders, including funds or accounts over which the Adviser has investment discretion, may from time to time own or control a significant percentage of a Fund’s shares. A Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when it would not otherwise do so. Redemptions of a large number of shares may affect the liquidity of a Fund’s portfolio, increase a Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

Semi-Annual Report	September 30, 2013	21

Notes to Financial Statements (Cont.)	(Unaudited) September 30, 2013

•	limited operating history risk: the risk that a newly formed fund has a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

•	liquidity risk: the risk that a Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment.

•	market capitalization risk: the risk that investing substantially in issuers in one market capitalization category (large, medium or small) may adversely affect a Fund because of unfavorable market conditions particular to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.

•	market risk: the risk that the overall market will perform poorly or that the returns from the securities in which a Fund invests will underperform returns from the general securities markets or other types of investments.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by a Fund will underperform other comparable funds because of the portfolio managers’ choice of investments.

•	portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.

•	price volatility risk: the risk that the value of a Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down.

•	privately-held companies and private funds risk: investments in privately-held companies and private funds are typically illiquid and may require a substantial period of time before a substantial increase in price (if any) can occur.

•	securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment.

•	small companies risk: small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

11.  Recently Issued Accounting Pronouncements

Financial Accounting Standards Board (“FASB”) Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities In December 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-11 (“ASU No. 2011-11”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. ASU No. 2011-11 is effective prospectively during interim or annual periods beginning on or after January 1, 2013. There was no impact to these financial statements as a result of applying this ASU.

12.  Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

22	DoubleLine Equity Funds

Shareholder Expenses	(Unaudited)

Example

As a shareholder of DoubleLine Equities Small Cap Growth Fund, DoubleLine Equities Growth Fund and DoubleLine Equities Technology Fund (each a “Fund” and collectively the “Funds”), you incur two basic types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution (12b-1) fees and other Fund expenses.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period covered by this report.

Actual Expenses

The actual return columns in the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the respective line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition to the expenses shown below in the table, as a shareholder you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. Currently, if you request a redemption be made by wire, a $15.00 fee is charged by the Fund’s transfer agent. An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee. The transfer agent charges a transaction fee of $25.00 on returned checks and stop payment orders. If you paid a transaction fee, you would add the fee amount to the expenses paid on your account this period to obtain your total expenses paid.

Hypothetical Example for Comparison Purposes

The hypothetical return columns in the following table provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the transaction fees discussed above. Therefore, those columns are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Actual		Hypothetical (5% return before expenses)
		Fund’s Annualized Expense Ratio[1]	Beginning Account Value	Ending Account Value 9/30/13[1]	Expenses Paid During Period*[1]	Ending Account Value 9/30/13[1]	Expenses Paid During Period*[1]
DoubleLine Equities Small Cap Growth Fund	Class I	1.15%	$1,000	$1,262	$6.52	$1,019	$5.82
	Class N	1.40%	$1,000	$1,260	$7.93	$1,018	$7.08
DoubleLine Equities Growth Fund	Class I	1.05%	$1,000	$1,178	$5.73	$1,020	$5.32
	Class N	1.30%	$1,000	$1,177	$7.09	$1,019	$6.58
DoubleLine Equities Technology Fund	Class I	1.10%	$1,000	$1,057	$1.64	$1,020	$5.57
	Class N	1.35%	$1,000	$1,057	$2.02	$1,018	$6.83

* The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the most recent twelve month period for the DoubleLine Equities Small Cap Growth Fund and DoubleLine Equities Growth Fund. The actual dollar amounts shown as expenses paid during the period for the DoubleLine Equities Technology Fund are calculated based on the date of inception (August 9, 2013).

1 Reflects fee waiver and expense limitation arrangements in effect during the period.

Semi-Annual Report	September 30, 2013	23

Evaluation of Advisory Agreement by the Board of Trustees	(Unaudited)

DoubleLine Equities Small Cap Growth Fund

DoubleLine Equities Growth Fund

DoubleLine Equities Technology Fund

At the February 27, 2013 meeting (the “Meeting”) of the Board of Trustees (the “Board” or the “Trustees”) of the DoubleLine Equity Funds (the “Trust”), the Board of Trustees, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (“Independent Trustees”) voting separately, approved an Investment Management Agreement (the “Agreement”) between the Trust and DoubleLine Equity LP (“DoubleLine” or the “Adviser”), in respect of the DoubleLine Equities Small Cap Growth Fund, the DoubleLine Equities Growth Fund, and the DoubleLine Equities Technology Fund (each, a “Fund” and, collectively, the “Funds”).

The Trustees considered a wide range of materials, including information previously or contemporaneously provided to the Independent Trustees in connection with their consideration of advisory contracts between DoubleLine Capital LP, an affiliate of the Adviser, and a number of the existing DoubleLine mutual funds (collectively with the Trust, DoubleLine Income Solutions Fund, and DoubleLine Opportunistic Credit Fund, the “DoubleLine Funds Complex”); the composition and number of the Independent Trustees of the Board are the same as for DoubleLine Funds Trust, DoubleLine Income Solutions Fund, and DoubleLine Opportunistic Credit Fund. The Trustees’ determination to approve the Agreement was made on the basis of each Trustee’s business judgment after an evaluation of all of the information provided to the Trustees. This summary describes a number, but not necessarily all, of the most important factors considered by the Board and the Independent Trustees. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive. In all of their deliberations, the Independent Trustees and the Board of Trustees were advised by counsel to the Independent Trustees and the Trust.

The Trustees considered the nature, extent, and quality of the Adviser’s overall services to be provided to each Fund. The Trustees noted that the Adviser was a newly organized entity and that neither the Adviser nor its affiliates had previously managed equity securities. The Trustees noted, however, that Messrs. Nazer and Stallings, the proposed portfolio managers to the Funds, had substantial experience in managing equity portfolios in the small- and mid-capitalization spaces, that they have worked together as a team for a long period of time, and that they managed a substantial portfolio of assets in small- and mid-capitalization strategies, as well as a technology-related strategy, before joining the Adviser. They noted Mr. Gundlach would oversee generally the activities of the team at the Adviser. They noted that the team had experienced periods of substantial outperformance at their prior employer, but had also experienced, including recently, periods of substantial underperformance. The Trustees considered the information Messrs. Nazer and Stallings had provided as to the reasons for that underperformance.

The Trustees considered the terms of the proposed Agreement between the Adviser and the Trust with respect to the Funds and the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds. The Trustees reviewed the proposed services the Adviser would provide to the Funds as investment adviser. The Trustees considered that DoubleLine would provide a variety of other services in addition to investment advisory services, including, among others, a number of back-office services, valuation services, compliance services, and assistance with accounting and distribution services. The Trustees considered that the compliance policies and procedures of the Funds and their service providers would be substantially the same as those with which they were familiar from their positions with the other funds in the DoubleLine Funds Complex. The Trustees concluded that it appears that the Adviser would have, or have available to it, sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the proposed Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided appeared likely to be satisfactory and reliable.

The Trustees considered that, although the Adviser is an entity separate from DoubleLine Capital LP, management had provided assurances that the Adviser would enjoy the benefits of being part of the larger DoubleLine organization, with access to the people, systems, and experience that have made the larger DoubleLine organization successful.

The Trustees turned to the anticipated cost of the proposed services, and the proposed structure and level of the advisory fees. The Trustees considered comparative fee information prepared by Lipper, Inc. (“Lipper”) that compared each Fund’s proposed and estimated management fee rate and total expense ratio against a group of the Fund’s peer funds, including the assumptions used in preparing those comparisons. The Trustees noted that the anticipated actual management fees for both the DoubleLine Equities Small Cap Growth Fund and the DoubleLine Equities Growth Fund were below the medians of their peers, and that each Fund’s contractual management fee at a common asset level of $50 million was below or at about the median of the peer funds. They also noted that the DoubleLine Equities Small Cap Growth Fund’s and the DoubleLine Equities Growth Fund’s estimated total expense ratios, reflecting actual management fees, were in line with those of the medians of their peers. As to the DoubleLine Equities Technology Fund, the Trustees noted that the proposed advisory fee of 0.85% was generally in line with the Fund’s peers, although at the high end. The Trustees also noted that the Fund’s anticipated actual advisory fee (as revised and at a common asset level of $50 million) would be below the median of the Fund’s peers and the Fund’s actual total expense ratio would be at approximately the peer fund averages.

The Trustees noted that the Adviser also proposed entering into an Expense Limitation Agreement with the Trust on behalf of each Fund, whereby the Adviser would limit the ordinary operating expenses of each class of the Fund for a period of time. The Trustees also considered the resources the Adviser had invested in building the capabilities necessary to manage the Funds.

The Trustees discussed information provided by the Adviser as to the estimated profitability of the Adviser from managing each Fund, including the assumptions used in the estimates, and took into account both the direct and indirect benefits to the Adviser from managing the Funds. The Trustees noted that the information showed that the Adviser expected to realize a substantial loss on the management of the Funds during their first year. The Trustees also noted that the Funds very likely would be in their start-up phase for some time and that it did not appear necessary at this time to consider the implementation of breakpoints in the investment advisory fees. The Trustees also noted that the Adviser had represented that it does not currently manage other funds or accounts with similar investment strategies to the Funds.

On the basis of these considerations and others and in the exercise of their business judgment, the Trustees determined to approve the Agreement with respect to the Funds for the proposed initial term.

24	DoubleLine Equity Funds

Information About Proxy Voting	(Unaudited)

Information about how a Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30th is available no later than the following August 31st without charge, upon request, by calling 877-DLine11 (877-354-6311) and on the SEC’s website at http://www.sec.gov.

A description of the Funds’ proxy voting policies and procedures is available (i) without charge, upon request, by calling 877-DLine11 (877-354-6311); and (ii) on the commission’s web site at http://www.sec.gov.

Information About Portfolio Holdings

It is the policy of the Trust to provide certain unaudited information regarding the portfolio composition of the Funds as of month-end to shareholders and others upon request to the Funds, beginning on the 15th calendar day after the end of the month (or, if not a business day, the next business day thereafter).

Shareholders and others who wish to obtain portfolio holdings for a particular month may make a request by contacting the Funds at no charge at 877-DLine11 (877-354-6311) between the hours of 7:00 a.m. and 5:00 p.m. Pacific time, Monday through Friday, beginning on the 15th day following the end of that month (or, if not a business day, the next business day thereafter). Requests for portfolio holdings may be made on a monthly basis pursuant to this procedure, or standing requests for portfolio holdings may be accepted.

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

Householding — Important Notice Regarding Delivery of Shareholder Documents

In an effort to conserve resources, the Funds intend to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding of your accounts, please call toll-free 877-DLine11 (877-354-6311) to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding.

Semi-Annual Report	September 30, 2013	25

Privacy Notice	(Unaudited)

What Does DoubleLine Do With Your Personal Information?

Financial companies choose how they share your personal information. This notice provides information about how we collect, share, and protect your personal information, and how you might choose to limit our ability to share certain information about you. Please read this notice carefully.

All financial companies need to share customers’ personal information to run their everyday businesses. Accordingly, information, confidential and proprietary, plays an important role in the success of our business. However, we recognize that you have entrusted us with your personal and financial data, and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, DoubleLine does not sell its customers’ non-public personal information to any third parties. DoubleLine uses its customers’ non-public personal information primarily to complete financial transactions that its customers request or to make its customers aware of other financial products and services offered by a DoubleLine affiliated company.

DoubleLine may collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you may give us orally;
•	Information about your transactions with us or others;
•	Information you submit to us in correspondence, including emails or other electronic communications; and
•	Information about any bank account you use for transfers between your bank account and any Fund account, including information provided when effecting wire transfers.

The types of personal information DoubleLine collects and shares depend on the product or service you have with us. This information may include:

•	Social Security Number;
•	account balances;
•	transaction or loss history;
•	assets;
•	investment experience;
•	account transactions;
•	risk tolerance.

DoubleLine does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except that we may disclose the information listed above, as follows:

•	It may be necessary for DoubleLine to provide information to nonaffiliated third parties in connection with our performance of the services we have agreed to provide you. For example, it might be necessary to do so in order to process transactions and maintain accounts.
•	DoubleLine will release any of the non-public information listed above about a customer if directed to do so by that customer or if DoubleLine is authorized by law to do so, such as in the case of a court order, legal investigation, or other properly executed governmental request.
•	In order to alert a customer to other financial products and services offered by an affiliate, DoubleLine may share information with an affiliate, including companies using the DoubleLine name. Such products and services may include, for example, other investment products offered by a DoubleLine company. If you prefer that we not disclose non-public personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by calling 877-DLine11(877-354-6311). If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.

We will limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. Your information is not provided by us to nonaffiliated third parties for marketing purposes. We maintain physical, electronic, and procedural safeguards to guard your non-public personal information.

As required by federal law, DoubleLine will notify customers of DoubleLine’s Privacy Policy annually. DoubleLine reserves the right to modify this policy at any time, but in the event that there is a change, DoubleLine will promptly inform its customers of that change.

26	DoubleLine Equity Funds

DoubleLine Equity LP	333 South Grand Avenue 18th Floor Los Angeles, CA 90071 doubleline.com	info@doubleline.com 1. 213. 633. 8200

Investment Adviser:

DoubleLine Equity LP

333 South Grand Avenue

18th Floor

Los Angeles, CA 90071

Distributor:

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Administrator and Transfer Agent:

U.S. Bancorp Fund

Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Custodian:

U.S. Bank, N.A.

1555 North River Center

Drive, Suite 302

Milwaukee, WI 53212

Independent Registered

Public Accounting Firm:

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017

Legal Counsel:

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Contact Information:

doublelinefunds.com

fundinfo@doubleline.com

1-877-DLine11 or

1-877-354-6311

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DoubleLine Equity Funds

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President

Date	12/3/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President

Date	12/3/13

By (Signature and Title)	/s/ Susan Nichols
Susan Nichols, Treasurer and
Principal Financial and Accounting Officer

Date	11/26/13